SHAREHOLDER'S EQUITY - Additional Information (Detail) - BRL (R$) R$ / shares in Units, R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of classes of share capital [line items]
Issued capital	R$ 12,484,515	R$ 12,484,424
Dividend Rate	30.00%
Nominal common shares	1,386,848,066	1,383,206,405
Dividends declared and not yet distributed	R$ 293,986		R$ 180,772
Dividends declared and not yet distributed, per share	R$ 0.2129
Capital reserve [member]
Disclosure of classes of share capital [line items]
Constitution of profit retention reserve	R$ 11,175,041	R$ 10,540,885
Increase (decrease) in equity			R$ 650,196
Movement of stock option plans and restricted shares	R$ 634,156	247,048
Other comprehensive income [member]
Disclosure of classes of share capital [line items]
Reclassification of grant reserve - Natura Cosméticos		R$ 193,261